September 1, 2000



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:     Filing Desk


RE:  Maxim Series Fund, Inc.
     File Nos. 002-75503; 811-03364
     CIK No. 0000356476

Ladies and Gentlemen:

On August 31, 2000, a 497 filing was mistakenly filed for the referenced Registrant under Accession Number 0000356476-00-000033. This filing was submitted in error. Please delete this filing from your records and from the EDGAR database.

We apologize for the inconvenience this error has caused you. Please do not hesitate to contact me either at 800-537-2033, ext.3817 or via e-mail at beverly.byrne@gwl.com.

Sincerely,

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary